Derivatives and Fair Value Disclosures - Schedule of Accumulated Other Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 549,663,961	$ 517,925,351	$ 474,770,770
Ending balance	626,526,814	549,663,961	517,925,351
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	731,814	5,186,483	(3,103,945)
Other comprehensive income (loss) before reclassifications	247,458	316,566	8,164,187
Amounts reclassified from accumulated other comprehensive income (loss) relating to qualifying hedges	(591,664)	(4,771,235)	126,241
Ending balance	$ 387,608	$ 731,814	$ 5,186,483